39. Personnel expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 5,730,779	R$ 5,876,328	R$ 5,812,688
Social security costs	1,222,352	1,276,620	1,404,537
Benefits	1,390,044	1,491,485	1,387,078
Defined benefit pension plans (note 22)	6,892	10,917	8,939
Contributions to defined contribution pension plans	117,216	131,885	131,388
Share-based compensation	19,348	88,248	58,050
Training	49,037	66,215	62,756
Other personnel expenses	335,813	386,016	340,571
Total	R$ 8,871,482	R$ 9,327,714	R$ 9,206,007